Note 17 - Financial Instruments (Tables)	12 Months Ended
Nov. 30, 2017
Disclosure Text Block Supplement [Abstract]
Fair Value Measurements, Nonrecurring
	November 30, 2017		November 30, 2016
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value
	$	$	$	$
Financial Liabilities
Convertible debenture(i)	1,290,465	1,316,386	1,494,764	1,500,000

(i)	The Company calculates the interest rate for the Debenture and due to related parties based on the Company’s estimated cost of raising capital and uses the discounted

Past Due Financing Receivables
	November 30,	November 30,
	2017	2016
	$	$

Total accounts receivable	756,468	472,474
Less allowance for doubtful accounts	(66,849)	—
Total accounts receivable, net	689,619	472,474

Not past due	689,619	427,519
Past due for more than 31 days but no more than 60 days	5,176	3,319
Past due for more than 91 days but no more than 120 days	61,673	41,636
Total accounts receivable, gross	756,468	472,474

Contractual Obligation, Fiscal Year Maturity Schedule
	November 30, 2017
	Less than	3 to 6	6 to 9	9 months	Greater than
	3 months	months	months	to 1 year	1 year	Total
	$	$	$	$	$	$
Third parties
Accounts payable	2,060,084	—	—	—	—	2,060,084
Accrued liabilities	782,369	—	—	—	—	782,369
Related parties
Employee costs payable	214,980	—	—	—	—	214,980
Convertible debenture (Note 7)	66,973	40,805	40,805	1,363,749	—	1,512,332
	3,124,406	40,805	40,805	1,363,749	—	4,569,765